Quarterly Holdings Report
for

Fidelity® SAI Real Estate Index Fund

October 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV8-QTLY-1219
1.9867773.103

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
Ashford, Inc. (a)	21	$502
Equity Real Estate Investment Trusts (REITs) - 99.4%
REITs - Apartments - 22.0%
American Campus Communities, Inc.	20,641	1,031,637
American Homes 4 Rent Class A	38,287	1,013,457
Apartment Investment & Management Co. Class A	22,358	1,227,007
AvalonBay Communities, Inc.	20,961	4,562,371
Camden Property Trust (SBI)	14,534	1,662,254
Equity Residential (SBI)	52,311	4,637,893
Essex Property Trust, Inc.	9,864	3,226,810
Front Yard Residential Corp. Class B	7,339	90,783
Independence Realty Trust, Inc.	13,534	208,424
Invitation Homes, Inc.	71,819	2,211,307
Mid-America Apartment Communities, Inc.	17,116	2,378,953
UDR, Inc.	43,952	2,208,588
		24,459,484
REITs - Diversified - 10.1%
Apple Hospitality (REIT), Inc.	31,549	519,928
CorePoint Lodging, Inc.	5,869	57,810
Cousins Properties, Inc.	22,057	885,147
Digital Realty Trust, Inc.	31,273	3,972,922
Duke Realty Corp.	54,263	1,906,802
Liberty Property Trust (SBI)	23,692	1,399,486
PS Business Parks, Inc.	3,002	542,011
Vornado Realty Trust	23,781	1,560,747
Washington REIT (SBI)	12,027	373,078
		11,217,931
REITs - Health Care - 12.1%
HCP, Inc.	73,720	2,773,346
Healthcare Realty Trust, Inc.	19,377	673,738
LTC Properties, Inc.	5,959	308,974
Senior Housing Properties Trust (SBI)	35,647	353,796
Universal Health Realty Income Trust (SBI)	1,898	226,299
Ventas, Inc.	55,925	3,640,718
Welltower, Inc.	60,822	5,515,947
		13,492,818
REITs - Hotels - 5.7%
Ashford Hospitality Trust, Inc.	12,720	34,726
Chatham Lodging Trust	7,113	128,390
DiamondRock Hospitality Co.	30,017	299,570
Hersha Hospitality Trust	5,494	75,817
Hospitality Properties Trust (SBI)	24,655	623,772
Host Hotels & Resorts, Inc.	109,594	1,796,246
Park Hotels & Resorts, Inc.	36,035	837,814
Pebblebrook Hotel Trust	19,587	503,582
RLJ Lodging Trust	25,810	423,542
Ryman Hospitality Properties, Inc.	7,713	649,203
Summit Hotel Properties, Inc.	15,791	193,598
Sunstone Hotel Investors, Inc.	33,713	455,463
Xenia Hotels & Resorts, Inc.	16,886	355,450
		6,377,173
REITs - Management/Investment - 1.0%
American Assets Trust, Inc.	7,163	350,700
Empire State Realty Trust, Inc.	22,127	320,178
Retail Properties America, Inc.	32,033	440,774
		1,111,652
REITs - Manufactured Homes - 3.7%
Equity Lifestyle Properties, Inc.	27,324	1,911,041
Sun Communities, Inc.	13,604	2,212,691
		4,123,732
REITs - Office Buildings - 0.2%
Government Properties Income Trust	7,227	230,397
REITs - Office Property - 10.7%
Boston Properties, Inc.	21,581	2,960,913
Brandywine Realty Trust (SBI)	26,416	403,636
Columbia Property Trust, Inc.	17,527	359,654
Corporate Office Properties Trust (SBI)	16,784	497,478
Douglas Emmett, Inc.	24,743	1,071,867
Easterly Government Properties, Inc.	10,677	238,311
Equity Commonwealth	18,332	589,924
Franklin Street Properties Corp.	16,078	138,271
Highwoods Properties, Inc. (SBI)	15,551	727,787
Hudson Pacific Properties, Inc.	23,208	833,631
JBG SMITH Properties	17,695	712,401
Kilroy Realty Corp.	13,953	1,171,075
Mack-Cali Realty Corp.	13,576	290,798
Paramount Group, Inc.	30,187	406,619
Piedmont Office Realty Trust, Inc. Class A	18,856	423,129
SL Green Realty Corp.	12,382	1,035,135
		11,860,629
REITs - Regional Malls - 7.3%
CBL & Associates Properties, Inc.	25,654	36,942
Pennsylvania Real Estate Investment Trust (SBI) (b)	8,926	49,272
Simon Property Group, Inc.	46,235	6,966,690
Tanger Factory Outlet Centers, Inc. (b)	14,027	226,115
Taubman Centers, Inc.	9,221	329,927
The Macerich Co. (b)	16,521	454,328
		8,063,274
REITs - Shopping Centers - 7.4%
Acadia Realty Trust (SBI)	12,661	354,255
Brixmor Property Group, Inc.	44,754	985,483
Federal Realty Investment Trust (SBI)	10,465	1,423,345
Kimco Realty Corp.	63,380	1,366,473
Kite Realty Group Trust	12,608	224,675
Ramco-Gershenson Properties Trust (SBI)	12,077	175,117
Regency Centers Corp.	25,153	1,691,288
Retail Opportunity Investments Corp.	17,138	319,881
Retail Value, Inc.	2,228	81,567
Seritage Growth Properties	5,025	218,537
SITE Centers Corp.	20,844	323,707
Urban Edge Properties	17,258	364,316
Washington Prime Group, Inc. (b)	27,886	117,679
Weingarten Realty Investors (SBI)	18,132	575,328
		8,221,651
REITs - Storage - 8.2%
CubeSmart	28,908	916,384
Extra Space Storage, Inc.	19,285	2,165,127
Life Storage, Inc.	7,012	763,747
National Storage Affiliates Trust	8,890	303,771
Public Storage	22,535	5,022,150
		9,171,179
REITs - Warehouse/Industrial - 11.0%
Americold Realty Trust	28,789	1,154,151
EastGroup Properties, Inc.	5,631	754,272
First Industrial Realty Trust, Inc.	19,013	800,637
Prologis, Inc.	94,732	8,313,676
QTS Realty Trust, Inc. Class A	8,291	444,315
Rexford Industrial Realty, Inc.	16,454	791,273
		12,258,324

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		110,588,244

TOTAL COMMON STOCKS
(Cost $104,087,424)		110,588,746

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.83% (c)	601,922	602,042
Fidelity Securities Lending Cash Central Fund 1.84% (c)(d)	839,263	839,347
TOTAL MONEY MARKET FUNDS
(Cost $1,441,389)		1,441,389
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $105,528,813)		112,030,135
NET OTHER ASSETS (LIABILITIES) - (0.7)%(e)		(800,232)
NET ASSETS - 100%		$111,229,903

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec. 2019	$607,160	$12,726	$12,726

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $25,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,276
Fidelity Securities Lending Cash Central Fund	1,009
Total	$2,285

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.